ADVANCES FROM PROSPECTIVE CUSTOMERSDISTRIBUTORS	12 Months Ended
Dec. 31, 2020
ADVANCES FROM PROSPECTIVE CUSTOMERSDISTRIBUTORS
9- ADVANCES FROM PROSPECTIVE CUSTOMERS/DISTRIBUTORS

In December 2020, Yubo Beijing received a total of RMB ¥ 4,948,000 ($757,896) from eight PRC entities in amounts of RMB ¥ 348,000, RMB ¥50,000, RMB ¥50,000, RMB ¥500,000, RMB ¥250,000, RMB ¥500,000, RMB ¥3,000,000 and RMB ¥250,000. The related verbal agreements provide for the eight entities to purchase inventory from Yubo Beijing or enter into such other arrangements with Yubo Beijing as the parties mutually agree. Pending formal approval of any such arrangements, all of the eight PRC entities have the right to request the return of their advances.